ASSETS AND LIABILITIES IN FOREIGN CURRENCY	12 Months Ended
Dec. 31, 2019
ASSETS AND LIABILITIES IN FOREIGN CURRENCY
ASSETS AND LIABILITIES IN FOREIGN CURRENCY

30.    ASSETS AND LIABILITIES IN FOREIGN CURRENCY

	At	At 12/31/2019 (per currency)				At
Items	12/31/2019	Dollar	Euro	Real	Others	12/31/2018
ASSETS
Cash and Due from Banks	13,896,907	13,161,262	589,529	15,285	130,831	25,164,561
Government and corporate securities at fair value with changes in results	704,916	704,916	—	—	—	4,296,153
Derivatives	—	—	—	—	—	20,621
Other financial assets	1,151,505	1,151,257	248	—	—	915,523
Loans and other financing	21,482,922	21,479,286	3,313	—	323	32,505,333
Other Debt Securities	65	65	—	—	—	1,599,586
Financial assets in guarantee	4,503,242	4,503,242	—	—	—	711,530
Investments in subsidiaries, associates and joint ventures	—	—	—	—	—	—
Other non-financial assets	179,271	179,271	—	—	—	229,506
TOTAL ASSETS	41,918,828	41,179,299	593,090	15,285	131,154	65,442,813

LIABILITIES
Deposits	23,336,727	22,855,146	481,581	—	—	48,179,530
Non-financial public sector	2,171,358	2,171,272	86	—	—	12,152,394
Financial sector	9,062	9,062	—	—	—	4,581
Non-financial private sector and foreign residents	21,156,307	20,674,812	481,495	—	—	36,022,555
Liabilities at fair value with changes in results	—	—	—	—	—	235,188
Other financial liabilities	4,091,775	3,998,209	93,566	—	—	774,926
Financing received from the Argentine Central Bank and other financial entities	8,075,471	8,075,471	—	—	—	10,444,759
Subordinated negotiable obligations	2,119,888	2,119,888	—	—	—	2,128,759
Other non-financial liabilities	341,062	341,062	—	—	—	791,902
TOTAL LIABILITIES	37,964,923	37,389,776	575,147	—	—	62,555,064

NET POSITION	3,953,905	3,789,523	17,943	15,285	131,154	2,887,749